Statement of Operations and Comprehensive Loss - USD ($)	2 Months Ended	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2022		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024		Dec. 31, 2023		Sep. 30, 2023
Operating expenses:
Formation, general and administrative expenses	$ (5,984)							$ (393,568)				$ (825,266)
Share-based compensation												(1,938,359)
Research and development								(235,538)				(1,640,753)
Total operating expenses	(5,984)							(629,106)				(4,404,378)
Loss from operation	(5,984)							(629,106)				(4,404,378)
Other income:
Other income (loss):								(3,091)				52,040
Investment income								2,831				7,308
Non-operating income								190				262
Total Other income								(70)				59,610
Loss before tax expenses	(5,984)							(629,176)				(4,344,768)
Income tax expenses
NET INCOME (LOSS)	(5,984)							(629,176)	[1]			(4,344,768)
Other comprehensive loss
Foreign currency translation adjustments								(55,230)				23,243
Total comprehensive loss	$ (5,984)							$ (684,406)				$ (4,321,525)
Weighted average number of ordinary shares used in computing net loss per share - basic	$ (5,984)							$ (45.83)				$ (337.62)
Weighted average number of ordinary shares used in computing net loss per share - diluted	$ (5,984)							$ (45.83)				$ (337.62)
Net loss per share attributable to ordinary shareholders - basic	1							13,727	[2]			12,869
Net loss per share attributable to ordinary shareholders - diluted	1							13,727	[2]			12,869
D T Cloud Acquisition Corporation [Member]
Operating expenses:
Formation, general and administrative expenses				$ 0						$ 0
Total operating expenses		$ (157,610)	$ (5,000)	(81,326)		$ (538,462)	$ (5,257)			(87,271)
Other income:
Dividend income earned in investments held in Trust Account		917,865				2,171,443
Interest income		7				22
Total Other income		917,872				2,171,465
NET INCOME (LOSS)		$ 760,262	$ (5,000)	$ (81,326)		$ 1,633,003	$ (5,257)			$ (87,271)
Other comprehensive loss
Weighted average number of ordinary shares used in computing net loss per share - basic		$ 0.08	$ (0.00)	$ (0.05)		$ 0.22	$ (0.00)			$ (0.06)
Weighted average number of ordinary shares used in computing net loss per share - diluted		$ 0.08	$ (0.00)	$ (0.05)		$ 0.22	$ (0.00)			$ (0.06)
Net loss per share attributable to ordinary shareholders - basic		2,063,000	1,500,000	1,500,000	[3]	1,996,387	1,500,000			1,500,000	[3]
Net loss per share attributable to ordinary shareholders - diluted		2,063,000	1,500,000	1,500,000	[3]	1,996,387	1,500,000			1,500,000	[3]
D T Cloud Acquisition Corporation [Member] | Ordinary Shares Subject To Possible Redemption [Member]
Other comprehensive loss
Weighted average number of ordinary shares used in computing net loss per share - basic		$ 0.08				$ 0.22
Weighted average number of ordinary shares used in computing net loss per share - diluted		$ 0.08				$ 0.22
Net loss per share attributable to ordinary shareholders - basic		6,900,000				5,540,146
Net loss per share attributable to ordinary shareholders - diluted		6,900,000				5,540,146

[1]	There are no effects on total revenue and total net income.
[2]	Additional 892 were shares issued for $2,087,102.
[3]	Excludes up to an aggregate of 225,000 ordinary shares subject to forfeiture to the extent that the underwriters’ over-allotment option is not exercised in full or in part.